EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net income (loss) per share
	Year ended December 31,
	2025	2024	2023
Numerator:
Net income (loss) attributable to ordinary shareholders, basic and diluted	$118,742	$32,372	$(1,877)

Denominator:
Weighted-average ordinary shares outstanding, basic	51,444,028	49,908,423	48,366,378

Dilutive effect:
Employee share options, and RSUs	1,642,956	2,512,403	—
Weighted-average ordinary shares outstanding, diluted	53,086,984	52,420,826	48,366,378
Net income (loss) per share attributable to ordinary shareholders, basic	$2.31	$0.65	$(0.04)
Net income (loss) per share attributable to ordinary shareholders, diluted	$2.24	$0.62	$(0.04)

Schedule of potentially dilutive shares excluded from computation of diluted income (loss) per share attributable to ordinary shareholders
	Year ended December 31,
	2025	2024	2023
Option	27,362	30,100	3,079,252
RSU	274,368	105,091	1,215,601
Total	301,730	135,191	4,294,853